Operating Leases - Schedule of Supplemental Disclosure Related to Operating Leases (Details) $ in Millions	12 Months Ended
	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)
Schedule of Supplemental Disclosure Related to Operating Leases [Abstract]
Operating cash flows for operating leases	¥ 8,355,000	$ 58,578
Weighted average remaining lease term of operating leases	5 months 1 day	5 months 1 day
Weighted average discount rate of operating leases	1.60%	1.60%